AQR FUNDS

Supplement dated August 3, 2020 (“Supplement”)

to the Statement of Additional Information,

dated May 27, 2020, as amended (the “SAI”),

of the AQR Diversifying Strategies Fund (the “Fund”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Fund’s Prospectuses and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective immediately, the section entitled “Management of the Funds” beginning on page 39 of the SAI, is hereby deleted in its entirety and replaced with the following:

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals (each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser, the Sub-Adviser (in the case of AQR Diversified Arbitrage Fund and with respect to certain strategies of the AQR Multi-Strategy Alternative Fund) and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Disinterested Trustees[2]
Brian Posner, M.B.A., 1961	Chairman of the Board, since 2020; Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	46	Biogen Inc. (since 2008); Arch Capital Group (since 2010); Bioverativ Inc. (2017-2018); BG Medicine (2012-2015)
L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Independent Consultant (retired) (2014-2016); Managing Director, Finance Scholars Group (2010-2014) (consulting)	46	Nuveen Exchange Traded Commodities Funds (2012-2016)

William L. Atwell, M.B.A., 1950	Trustee, since 2011	Consultant, Atwell Partners, LLC (retired) (2012-2019) (consulting)	46	Webster Financial Corporation (since 2014); Blucora, Inc. (2017-2019)
Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	46	None
Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Professor, Columbia Business School (since 2002)	46	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (2014-2015)
Interested Trustee[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	46	None
Officers
Ted Pyne, Ph.D, M.B.A., 1966	Chief Executive Officer and President, since 2020	Principal, AQR Capital Management, LLC (since 2016)	46	N/A
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013; Anti-Money Laundering Officer, since 2017	Principal, Chief Legal Officer and Global Head of Compliance, AQR Capital Management, LLC (since 2013)	N/A	N/A
Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014; Treasurer, since 2018	Managing Director, AQR Capital Management, LLC (since 2013)	N/A	N/A
Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A
Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A
John Hadermayer, J.D., 1977	Secretary, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A

Matthew Plastina, 1970	Assistant Treasurer, since 2020	Vice President, AQR Capital Management, LLC (since 2018); Executive Director, JP Morgan Investment Management (2010-2018)	N/A	N/A

[1]

Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.

[2]	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
[3]

An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an interested person of the Trust because of his position with the Adviser.

Effective immediately, the section entitled “Leadership Structure of the Board of Trustees” beginning on page 41 of the SAI, is hereby deleted in its entirety and replaced with the following:

Overall responsibility for oversight of the Trust and its Funds rests with the Board of Trustees. The Trust, on behalf of the Funds, has engaged the Adviser, and for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund, has also engaged the Sub-Adviser to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Adviser, the Sub-Adviser and any other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and each Fund’s investment objectives and strategies. The Board is presently composed of six members, five of whom are Disinterested Trustees. The Board currently conducts regular in-person meetings and holds special telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Trustees also meet in executive session, at which no Trustees who are interested persons of the Funds are present. The Disinterested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Posner, a Disinterested Trustee, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including the Adviser, officers, attorneys, and other Trustees generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established two committees, i.e., the Audit Committee and the Nominating and Governance Committee (each, a “Committee”) to assist the Board in the oversight and direction of the business and affairs of the Funds, and from to time may establish informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Nominating and Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The Funds are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, which carries out the Funds’ investment management and business affairs, and also by the Sub-Adviser with respect to the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund, and other service providers in connection with the services they provide to the Funds. Each of the Adviser, the Sub-Adviser and other service providers have their own independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Funds, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, the Adviser, the Sub-Adviser and the Funds’ other service providers (including the Funds’ distributor, servicing agent and transfer agent), the Funds’ Chief Compliance Officer, the independent registered public accounting firm for the Funds, and legal counsel to the Funds. The Board recognizes that it may not be possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Effective immediately, the section entitled “Board of Trustees and Committees” beginning on page 42 of the SAI, is hereby deleted in its entirety and replaced with the following:

Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, the Sub-Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, and/or academic positions; experience from service as a Trustee of the Trust (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

L. Joe Moravy, M.B.A., CPA. Mr. Moravy has served as a Trustee of the Trust since 2008. In addition, he has more than 45 years of business and executive experience primarily in the auditing and accounting area. Mr. Moravy is a certified public accountant and was a partner at two leading accounting firms where he provided audit and accounting-related services to financial services companies. As a certified public accountant, Mr. Moravy also has gained corporate governance experience through working with the boards of directors and audit committees of public and private corporations. He also served on the independent committee of Nuveen Exchange Traded Commodity Funds and has served as a director of several not-for-profit organizations.

William L. Atwell, M.B.A. Mr. Atwell has served as a Trustee of the Trust since 2011. In addition, he has more than 46 years of business experience in financial services. Mr. Atwell has extensive experience in various executive and other positions with Cigna, Charles Schwab and Citibank. Mr. Atwell also has corporate governance experience serving as a director of Webster Financial Corporation, as a director/trustee of several not-for-profit organizations and has served as a director/trustee of USI Holdings Corporation.

Gregg D. Behrens, M.M. Mr. Behrens has served as a Trustee of the Trust since 2011. In addition, he has more than 45 years of business experience in financial services. Mr. Behrens has extensive experience in various executive and other positions with Northern Trust Company, including his executive experience in London and Singapore. Mr. Behrens also has corporate governance experience serving as a director/trustee of several not-for-profit organizations.

Brian S. Posner, M.B.A. Mr. Posner has served as a Trustee of the Trust since 2011. In addition, he has more than 31 years of business experience in financial services. Mr. Posner has extensive experience in various executive and other positions with Point Rider Group LLC, ClearBridge

Advisors, Hygrove Partners LLC/Hygrove Management LLC, Warburg Pincus Asset Management and Fidelity Management and Research Company. Mr. Posner also has corporate governance experience serving as a director/trustee of other entities, including BG Medicine, Biogen Inc., Arch Capital Group, Anadys Pharmaceuticals, Inc., the Mutual Fund Store, Sotheby’s, Bioverativ Inc. and the River Park Funds.

Mark A. Zurack, M.B.A., CFA. Mr. Zurack has served as a Trustee of the Trust since 2014. In addition, he has more than 34 years of business and executive experience specifically in equity markets, equity derivatives and related products. Mr. Zurack has 16 years of experience as a professor at Columbia Business School and extensive experience in various executive and other positions serving 18 years at Goldman Sachs & Co. He also has corporate governance experience serving as a trustee for Exchange Traded Concepts Trust and as director/trustee for not-for-profit organizations.

David Kabiller, CFA. Mr. Kabiller has served as a Trustee of the Trust since 2010. In addition, he has more than 31 years of business and executive experience and is a Founding Principal of the Adviser. He has been with the Adviser since its inception in 1998. Prior to cofounding the Adviser, Mr. Kabiller was associated with Goldman Sachs & Co. where he served as a Vice President (1987 – 1998). Mr. Kabiller also has corporate governance experience serving as a director/trustee of several not-for-profit organizations.

Effective immediately, the section entitled “Committees of the Board of Trustees” beginning on page 43 of the SAI, is hereby deleted in its entirety and replaced with the following:

As discussed above, the Board of Trustees currently has two standing committees: (1) an Audit Committee, and (2) a Nominating and Governance Committee. Currently, each Disinterested Trustee serves on each committee. Mr. Kabiller, as an Interested Trustee, is not a member of either committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The Audit Committee met three times and the Nominating and Governance Committee met one time during the fiscal year ended December 31, 2019.

Audit Committee. L. Joe Moravy, M.B.A., CPA, serves as the Chairman of the Audit Committee. The Audit Committee is required to meet at least twice a year and:

•	oversees the accounting, auditing and financial reporting processes of each of the Funds;

•	hires (and fires, if needed) the Funds’ independent registered public accounting firm (subject to the ratification of the Board of Trustees);

•

pre-approves all audit, audit-related, tax and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain Fund affiliates if those non-audit services relate directly to the operations and financial reporting of the Funds;

•

reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds;

•

receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•	considers all critical accounting policies and practices to be used by each of the Funds and any proposed alternative treatments thereof; and

•	investigates any improprieties or suspected improprieties in connection with the Funds’ accounting or financial reporting.

Nominating and Governance Committee. William Atwell, M.B.A., serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee normally meets once a year and as necessary to address governance issues and:

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding Trustee compensation and expense reimbursement policies;

•	undertakes periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and

•	meets with the Funds’ management to review reports and other information concerning the status of the Funds’ operations, procedures, and processes.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•	identify and evaluate potential candidates to fill any such vacancy on the Board;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any such vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an Interested Trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser. The Nominating and Governance Committee will not normally consider Trustee nominations submitted by shareholders.

Effective immediately, the section entitled “Fund Ownership of the Trustees” beginning on page 44 of the SAI, is hereby deleted in its entirety and replaced with the following:

The following table sets forth, for each Trustee, the dollar range of shares owned in a Fund as of December 31, 2019 (unless otherwise indicated), as well as the aggregate dollar range of shares owned by the Trustee in the Trust as of the same date:

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies

	Name of Fund	Dollar Range
L. Joe Moravy, M.B.A., CPA
	AQR Diversified Arbitrage Fund	$10,001-$50,000	Over $100,000*
	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
	AQR Managed Futures Strategy Fund	$10,001-$50,000
	AQR Multi-Asset Fund	Over $100,000
	AQR Multi-Strategy Alternative Fund	$10,001-$50,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
	AQR Risk Parity II HV Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000

William L. Atwell, M.B.A.	N/A	None	Over $100,000*
Gregg D. Behrens, M.M.	AQR Multi-Asset Fund	$10,001-$50,000	Over $100,000*
	AQR Managed Futures Strategy Fund	$50,001-$100,000
	AQR Risk Parity II HV Fund	$50,001-$100,000
	AQR Style Premia Alternative Fund	$50,001-$100,000
Brian Posner, M.B.A.	AQR Multi-Asset Fund	$50,001-$100,000	Over $100,000*
	AQR Long-Short Equity Fund	$50,001-$100,000
Mark A. Zurack, M.B.A., CFA	N/A	None	Over $100,000*
David Kabiller, CFA	AQR Alternative Risk Premia Fund	$10,001-$50,000	Over $100,000*
	AQR Diversified Arbitrage Fund	$10,001-$50,000
	AQR Global Macro Fund	Over $100,000
	AQR Multi-Strategy Alternative Fund	Over $100,000
	AQR Volatility Risk Premium Fund	Over $100,000

*	Trustee holds equity securities in other series of the Trust which are described in a separate Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE